Business combination and disposal of subsidiaries and businesses - Fair value of the assets acquired and liabilities (Details) ¥ in Thousands, $ in Thousands	Mar. 04, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net tangible assets acquired:
Goodwill		$ 1,859,748	¥ 12,947,192	¥ 11,763	¥ 11,716
Bigo Inc
Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	¥ 643,433
-Accounts receivables	386,517
-Other current assets	52,432
-Property and equipment, net	294,030
-Other non-current assets	174,837
Accrued liabilities and other liabilities	(1,156,854)
Deferred tax liabilities	(316,859)
Goodwill	12,432,367
Total	16,024,772
Trademark | Bigo Inc
Net tangible assets acquired:
Identifiable intangible assets acquired	¥ 2,400,354
Amortization period	10 years
User bases | Bigo Inc
Net tangible assets acquired:
Identifiable intangible assets acquired	¥ 1,027,191
Amortization period	3 years
Non-compete agreement | Bigo Inc
Net tangible assets acquired:
Identifiable intangible assets acquired	¥ 81,129
Amortization period	1 year
Others | Bigo Inc
Net tangible assets acquired:
Identifiable intangible assets acquired	¥ 6,195